Condensed consolidated cash flow statement (unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows [abstract]
Profit before tax	£ 3,840	£ 2,677
Adjustment for non-cash and other items	5,250	2,586
Net decrease/(increase) in loans and advances at amortised cost	1,488	(2,723)
Net increase in deposits at amortised cost	6,689	22,214
Net increase/(decrease) in debt securities in issue	10,122	(2,575)
Changes in other operating assets and liabilities	(4,572)	10,137
Corporate income tax received/(paid)	152
Corporate income tax received/(paid)		(66)
Net cash from operating activities	22,969	32,250
Net cash from investing activities	(1,241)	(7,383)
Net cash from financing activities	1,575	(67)
Effect of exchange rates on cash and cash equivalents	(2,633)	(1,622)
Net increase in cash and cash equivalents	20,670	23,178
Cash and cash equivalents at beginning of the period	200,695	208,412
Cash and cash equivalents at end of the period	£ 221,365	£ 231,590